Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2019	$ 2,813
2020	3,911
2021	640
2022	556
Total	7,920
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2019	29,755
2020	9,849
2021	7,325
2022	2,349
2023	814
Total	$ 50,092